UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

 17605 Wright St., Suite 2 Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash

         Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period:  6/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014
Shares		Value

	COMMON STOCK - 14.97%
	BANKS - 1.90%
3,000	China Construction Bank	$ 42,356
2,650	Industrial & Commercial Bank	33,402
		75,758
	DIVERSIFIED FINANCIAL SERVICES - 0.04%
100	Medley Capital Corp.	1,306

	INTERNET - 11.06%
1,000	Netflix, Inc. * ^	440,600

	INVESTMENT COMPANIES - 1.97%
8,000	Fifth Street Finance Corp.	78,640

	TOTAL COMMON STOCK	596,304
	(Cost - $599,146)

	EXCHANGE TRADED FUNDS - 1.86%
	EQUITY FUND - 1.86%
5,866	iShares Mortgage Real Estate Capped ETF	74,146
	TOTAL EXCHANGE TRADED FUNDS
	(Cost - $72,694)

	CLOSED-END FUNDS - 10.61%
100	Aberdeen Global Income Fund, Inc.	1,198
500	Alpine Total Dynamic Dividend Fund	4,460
2,500	Babson Capital Global Short Duration High Yield Fund	61,075
200	Calamos Global Dynamic Income Fund	1,960
50	Central Fund of Canada Ltd.	727
1,600	Clough Global Opportunities Fund	20,800
100	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	2,546
1,500	Eaton Vance Limited Duration Income Fund	23,370
4,500	First Trust Aberdeen Global Opportunity Income Fund	66,060
11,000	GDL Fund	119,460
2,000	Global High Income Fund, Inc.	20,740
250	Legg Mason BW Global Income Opportunities Fund, Inc.	4,588
11,500	MFS Intermediate Income Trust ***	60,720
1,000	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	13,320
100	Nuveen Diversified Dividend & Income Fund	1,226
1,000	Nuveen Long/Short Commodity Total Return Fund	16,160
200	Stone Harbor Emerging Markets Income Fund	4,216
	TOTAL CLOSED-END FUNDS	422,626
	(Cost - $417,186)
Contracts
	OPTIONS AND OPTIONS ON FUTURES PURCHASED - 11.84%
	CALL OPTIONS PURCHASED - 5.05%
35	CBOE SPX Volatility Index	2,450
	Expiration July 2014, Exercise Price $12.50
50	CBOE SPX Volatility Index	2,873
	Expiration July 2014, Exercise Price $13.00

GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Contracts **		Value

	CALL OPTIONS PURCHASED (Continued) - 5.05%
150	CBOE SPX Volatility Index	$ 26,625
	Expiration August 2014, Exercise Price $12.00
30	CBOE SPX Volatility Index	3,150
	Expiration September 2014, Exercise Price $16.00
80	CBOE SPX Volatility Index	6,000
	Expiration September 2014, Exercise Price $18.00
100	CBOE SPX Volatility Index	1,750
	Expiration September 2014, Exercise Price $30.00
25	CBOE SPX Volatility Index	10,250
	Expiration October 2014, Exercise Price $11.00
75	CBOE SPX Volatility Index	16,313
	Expiration October 2014, Exercise Price $14.00
75	CBOE SPX Volatility Index	13,875
	Expiration October 2014, Exercise Price $15.00
50	CBOE SPX Volatility Index	7,625
	Expiration October 2014, Exercise Price $16.00
45	CBOE SPX Volatility Index	6,075
	Expiration October 2014, Exercise Price $17.00
100	CBOE SPX Volatility Index	11,500
	Expiration October 2014, Exercise Price $18.00
75	CBOE SPX Volatility Index	28,875
	Expiration November 2014, Exercise Price $12.00
75	CBOE SPX Volatility Index	23,625
	Expiration November 2014, Exercise Price $13.00
75	CBOE SPX Volatility Index	20,063
	Expiration November 2014, Exercise Price $14.00
140	iShares iBoxx $ High Yield Corporate Bond ETF	1,050
	Expiration January 2015, Exercise Price $102.00
50	iShares iBoxx $ Investment Grade Corporate Bond ETF	500
	Expiration September 2014, Exercise Price $122.00
80	iShares MSCI France ETF	1,800
	Expiration September 2014, Exercise Price $36.00
453	iShares National AMT-Free Muni Bond ETF	3,398
	Expiration August 2014, Exercise Price $113.00
50	iShares National AMT-Free Muni Bond ETF	250
	Expiration November 2014, Exercise Price $113.00
200	iShares National AMT-Free Muni Bond ETF	2,000
	Expiration November 2014, Exercise Price $115.00
400	Market Vectors Gold Miners ETF	800
	Expiration July 2014, Exercise Price $30.00
80	Netflix, Inc.	1,000
	Expiration September 2014, Exercise Price $740.00
100	Netflix, Inc.	1,200
	Expiration September 2014, Exercise Price $750.00
15	Ocwen Financial Corp.	5,100
	Expiration April 2014, Exercise Price $45.00
200	SPDR S&P 500 ETF Trust	300
	Expiration Janaury 2015, Exercise Price $240.00
170	Utilities Select Sector SPDR Fund	1,020
	Expiration September 2014, Exercise Price $48.00

GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Contracts **		Value

	CALL OPTIONS PURCHASED (Continued) - 5.05%
136	VistaPrint Ltd.	$ 1,700
	Expiration July 2014, Exercise Price $70.00
	TOTAL CALL OPTIONS PURCHASED	201,167
	(Cost - $283,811)

	PUT OPTIONS PURCHASED - 6.11%
105	iShares iBoxx $ High Yield Corporate Bond ETF	1,050
	Expiration January 2015, Exercise Price $50.00
46	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,794
	Expiration September 2014, Exercise Price $115.00
220	iShares Mortgage Real Estate Capped ETF	1,650
	Expiration October 2014, Exercise Price $9.00
60	iShares MSCI Australia ETF	8,700
	Expiration January 2015, Exercise Price $26.00
25	iShares MSCI Europe Financials ETF	9,900
	Expiration January 2015, Exercise Price $28.00
37	iShares MSCI Europe Financials ETF	6,660
	Expiration October 2014, Exercise Price $26.00
40	iShares MSCI France ETF	7,400
	Expiration December 2014, Exercise Price $30.00
60	iShares National AMT-Free Muni Bond ETF	1,650
	Expiration August 2014, Exercise Price $107.00
165	iShares National AMT-Free Muni Bond ETF	7,838
	Expiration August 2014, Exercise Price $108.00
65	iShares National AMT-Free Muni Bond ETF	3,575
	Expiration November 2014, Exercise Price $104.00
280	iShares National AMT-Free Muni Bond ETF	37,800
	Expiration November 2014, Exercise Price $107.00
140	iShares National AMT-Free Muni Bond ETF	25,900
	Expiration November 2014, Exercise Price $108.00
100	Market Vectors Gold Miners ETF	1,100
	Expiration September 2014, Exercise Price $21.50
169	Netflix, Inc.	28,223
	Expiration July 2014, Exercise Price $435.00
90	Netflix, Inc.	31,500
	Expiration July 2014, Exercise Price $440.00
140	Netflix, Inc.	350
	Expiration July 2014, Exercise Price $150.00
25	Netflix, Inc.	45,625
	Expiration August 2014, Exercise Price $420.00
12	Netflix, Inc.	288
	Expiration September 2014, Exercise Price $200.00
40	Ocwen Financial Corp	400
	Expiration Janaury 2015, Exercise Price $15.00
20	Ocwen Financial Corp.	100
	Expiration July 2015, Exercise Price $20.00
10	PowerShares Senior Loan Portfolio	120
	Expiration October 2014, Exercise Price $24.00
5	PowerShares Senior Loan Portfolio	275
	Expiration October 2014, Exercise Price $25.00
GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Contracts **		Value

	PUT OPTIONS PURCHASED (Continued) - 6.11%
80	WisdomTree	$ 21,440
	Expiration Janaury 2015, Exercise Price $49.38
	TOTAL PUT OPTIONS PURCHASED	243,338
	(Cost - $377,707)

	CALL OPTIONS ON FUTURES PURCHASED - 0.02%
40	10 Year US Treasury Note	625
	Expiration April 2014, Exercise Price $126.00
5	Japanese Yen Future	63
	Expiration April 2014, Exercise Price $97.00
	TOTAL CALL OPTIONS ON FUTURES PURCHASED	688
	(Cost - $3,230)

	PUT OPTIONS ON FUTURES PURCHASED - 0.66%
25	10 Year US Treasury Note	26,172
	Expiration April 2014, Exercise Price $126.00
5	Japanese Yen Future	94
	Expiration April 2014, Exercise Price $97.00
	TOTAL PUT OPTIONS ON FUTURES PURCHASED	26,266
	(Cost - $36,577)

	TOTAL OPTIONS AND OPTIONS ON FUTURES PURCHASED	471,459
	(Cost - $701,325)
Shares
	SHORT-TERM INVESTMENT - 103.60%
	MONEY MARKET FUND - 103.60%
4,127,180	Fidelity Institutional Money Market Fund, 0.00% +	4,127,180
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $4,127,180)

	TOTAL INVESTMENTS - 142.88%	$ 5,691,715
	(Cost - $5,917,531) (a)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (42.88) %	(1,708,142)
	NET ASSETS - 100.00%	$ 3,983,573

	SECURITIES SOLD SHORT - (0.38)%
	COMMON STOCK SOLD SHORT - (0.38) %
150	Alexandria Real Estate Equitie	11,646
50	Morningstar, Inc	3,591
	TOTAL COMMON STOCK SOLD SHORT	15,237
	(Proceeds - $15,200)
Contracts **
	OPTIONS AND OPTIONS ON FUTURES WRITTEN - (71.12) %
	CALL OPTIONS WRITTEN - (2.48) %
100	CBOE SPX Volatility Index	2,750
	Expiration October 2014, Exercise Price $30.00
100	CBOE SPX Volatility Index	14,500
	Expiration November 2014, Exercise Price $18.00
300	CBOE SPX Volatility Index	32,250
	Expiration November 2014, Exercise Price $20.00
GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Contracts **		Value

	CALL OPTIONS WRITTEN (Continued) - (2.48) %
100	CBOE SPX Volatility Index	$ 9,500
	Expiration November 2014, Exercise Price $21.00
30	iShares MSCI Europe Financials ETF	1,875
	Expiration October 2014, Exercise Price $25.00
10	iShares National AMT-Free Muni Bond ETF	700
	Expiration August 2014, Exercise Price $108.00
8	iShares National AMT-Free Muni Bond ETF	1,360
	Expiration November 2014, Exercise Price $107.00
119	iShares National AMT-Free Muni Bond ETF	11,900
	Expiration November 2014, Exercise Price $108.00
120	iShares National AMT-Free Muni Bond ETF	5,100
	Expiration November 2014, Exercise Price $109.00
5	Netflix, Inc.	18,800
	Expiration January 2015, Exercise Price $470.00
	TOTAL CALL OPTIONS WRITTEN	98,735
	(Proceeds - $103,176)

	PUT OPTIONS WRITTEN - (68.43) %
1,650	CBOE SPX Volatility Index	123,750
	Expiration July 2014, Exercise Price $12.50
1,000	CBOE SPX Volatility Index	172,500
	Expiration August 2014, Exercise Price $14.00
150	CBOE SPX Volatility Index	37,875
	Expiration August 2014, Exercise Price $15.00
870	CBOE SPX Volatility Index	295,800
	Expiration August 2014, Exercise Price $16.00
700	CBOE SPX Volatility Index	203,000
	Expiration September 2014, Exercise Price $16.00
275	CBOE SPX Volatility Index	101,750
	Expiration September 2014, Exercise Price $17.00
30	CBOE SPX Volatility Index	24,750
	Expiration September 2014, Exercise Price $22.00
500	CBOE SPX Volatility Index	60,000
	Expiration October 2014, Exercise Price $14.00
400	CBOE SPX Volatility Index	74,000
	Expiration October 2014, Exercise Price $15.00
1,610	CBOE SPX Volatility Index	414,575
	Expiration October 2014, Exercise Price $16.00
595	CBOE SPX Volatility Index	196,350
	Expiration October 2014, Exercise Price $17.00
245	CBOE SPX Volatility Index	102,900
	Expiration October 2014, Exercise Price $18.00
750	CBOE SPX Volatility Index	127,500
	Expiration November 2014, Exercise Price $15.00
725	CBOE SPX Volatility Index	170,375
	Expiration November 2014, Exercise Price $16.00
755	CBOE SPX Volatility Index	234,050
	Expiration November 2014, Exercise Price $17.00
145	CBOE SPX Volatility Index	92,800
	Expiration November 2014, Exercise Price $21.00
GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Contracts **		Value

	PUT OPTIONS WRITTEN (Continued) - (68.43) %
800	CBOE SPX Volatility Index	$ 178,000
	Expiration December 2014, Exercise Price $16.00
300	CBOE SPX Volatility Index	87,750
	Expiration December 2014, Exercise Price $17.00
60	iShares MSCI Australia ETF	1,950
	Expiration January 2014, Exercise Price $22.00
62	iShares MSCI Europe Financials ETF	6,975
	Expiration January 2014, Exercise Price $24.00
40	iShares MSCI France ETF	2,200
	Expiration December 2014, Exercise Price $27.00
20	iShares National AMT-Free Muni Bond ETF	200
	Expiration August 2014, Exercise Price $105.00
275	iShares National AMT-Free Muni Bond ETF	3,438
	Expiration August 2014, Exercise Price $106.00
58	iShares National AMT-Free Muni Bond ETF	1,740
	Expiration November 2014, Exercise Price $102.00
60	iShares National AMT-Free Muni Bond ETF	4,200
	Expiration November 2014, Exercise Price $105.00
100	Market Vectors Gold Miners ETF	300
	Expiration September 2014, Exercise Price $19.50
100	Netflix, Inc.	5,500
	Expiration July 2014, Exercise Price $427.50
10	WisdomTree	950
	Expiration January 2015, Exercise Price $44.38
20	WisdomTree	690
	Expiration November 2014, Exercise Price $42.00
	TOTAL PUT OPTIONS WRITTEN	2,725,868
	(Proceeds - $2,114,323)

	CALL FUTURE OPTIONS WRITTEN - (0.15) %
6	10 Year US Treasury	5,812
	Expiration August 2014, Exercise Price $124.50
	TOTAL CALL FUTURE OPTIONS WRITTEN	5,812
	(Proceeds - $3,124)

	PUT FUTURE OPTIONS WRITTEN - (0.06) %
25	10 Year US Treasury	2,344
	Expiration August 2014, Exercise Price $123.50
	TOTAL CALL FUTURE OPTIONS WRITTEN	2,344
	(Proceeds - $3,636)

	TOTAL OPTIONS AND OPTIONS ON FUTURES WRITTEN	2,832,759
	(Premiums - $2,224,259)
		Unrealized
		Appreciation/
	FUTURES CONTRACTS PURCHASED - (0.17) %	(Depreciation)
5	CBOE VIX Future	(6,750)
	(Underlying Face Amount at Value $78,000)
	TOTAL FUTURES CONTRACTS PURCHASED	(6,750)

GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Contracts **		Unrealized Appreciation/ (Depreciation)

	FUTURES CONTRACTS SOLD - (2.22) %
25	10 YR Mini JBG Future June 2014	$ (11,105)
	(Underlying Face Amount at Value $35,485)
21	Euro BTP Italian Govt Bond Future	(46,666)
	(Underlying Face Amount at Value $4,965,395)
4	Japanese Yen Future	(3,750)
	(Underlying Face Amount at Value $494,000)
10	Spanish 10 Year Future June 2014	(27,008)
	(Underlying Face Amount at Value $2,407,197)
	TOTAL FUTURES CONTRACTS SOLD	(88,529)

	TOTAL NET UNREALIZED DEPRECIATION FROM OPEN FUTURE CONTRACTS	$ (95,279)

* Non-Income producing security.
+ Variable rate security - interest rate is as of June 30, 2014.
^ Each security is subject to written call/put options.
** Each call/put option contract allows the holder of the option to purchase/sell 100 shares of the underlying stock.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including securities sold short and options and future options written is $4,531,974 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 46,553
	Unrealized depreciation	(1,734,808)
	Net unrealized depreciation	$ (1,688,255)

Security Valuation – The Fund’s securities are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and options on futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open‐ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed‐end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed‐end investment company purchased by the Fund will not change

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2014 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 596,304	$ -	$ -	$ 596,304
Exchange Traded Funds	74,146	-	-	74,146
Closed-Ends Funds	422,626	-	-	422,626
Options and Futures Options Purchased	471,459	-	-	471,459
Money Market Funds	4,127,180	-	-	4,127,180
Total	$ 5,691,715	$ -	$ -	$ 5,691,715
Liabilities
Common Stock Sold Short	$ 15,237	$ -	$ -	$ 15,237
Options and Future Options Written	2,832,759	-	-	2,832,759
Futures Contracts**	95,279	-	-	95,279
Total	$ 2,943,275	$ -	$ -	$ 2,943,275
There were no transfers into or out of Level 1, Level 2 and Level 3 during the current period presented.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.
*Please refer to the Portfolio of Investments for Industry Classification
**Includes cumulative net unrealized loss on futures contracts open at June 30, 2014.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Private Placement
Beginning Balance	$ 275,000
Total realized gain (loss)	-
Change in Unrealized Appreciation (Depreciation)	-
Cost of Purchases	-
Proceeds from Sales	(275,000)
Accrued Interest	-
Net transfers in/out of level 3	-
Ending Balance	$ -

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, the Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Option Transactions – The Fund is subject to equity price risk and commodity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Futures Contracts – The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.  The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of June 30, 2014 categorized by risk exposure:

Risk Exposure Category	Unrealized Gain/(Loss) at 6/30/2014
Equity Contracts	(739,570)
Foreign Exchange Contracts	(7,150)
Commodity Contracts	(6,286)
Interest Rate Contracts	(180,639)
Total	$(933,645)

Underlying Investment in Other Investment Companies - The Fund currently invests a portion of its assets in the Fidelity Institutional Money Market Fund, (“Fidelity”).  The Fund may redeem its investment from Fidelity at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of Fidelity.  The financial statements of Fidelity, including the portfolio of investments, can be found at www.fidelity.com or the Securities and Exchange Commission’s website, www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of June 30, 2014 the percentage of the Fund’s net assets invested in Fidelity was 103.60%.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/25/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/25/14

By

*/s/ Brian Curley

        Brian Curley, Treasurer

Date

8/25/14